S000048642 [Member] Investment Strategy - Sit Small Cap Dividend Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that the Adviser determines exhibits dividend growth characteristics. The Adviser defines dividend growth companies as companies that (i) have paid or declared a dividend during the past 12 months, and (ii) have sales or earnings growth rates within the range of sales or earnings growth rates of companies appearing in the Russell 2000® Index during the past 12 months.
For purposes of the 80% investment policy the term “assets” means net assets plus the amount of any borrowings for investment purposes.
At the time of investment, the Adviser invests primarily in the equity securities of companies with market capitalization within the range of companies in the Russell 2000® Index, which ranged from approximately $5 million to $81 billion during the 12‑month period ended September 30, 2026.
Sit Investment Associates, Inc. (the “Adviser”) invests in dividend paying, growth-oriented companies it believes exhibit the potential for growth and growing dividend payments. The Adviser believes that a company’s earnings growth is a primary determinant of its potential long-term return, and that a record of increasing dividend payments is a strong indicator of financial health and growth prospects. The Adviser considers several factors in its evaluation of a company’s potential for above average long-term earnings, revenue, and dividend growth, including:
›	a record of paying dividends,
›	strong prospects for growing dividend payments indicated in part by growing earnings and cash flow,
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
Since stocks that pay dividends tend to be less volatile and may not experience the same capital appreciation as stocks that don’t pay dividends, the Fund’s diversified portfolio of dividend paying stocks is expected to have lower volatility than that of the Russell 2000® Index, but with a higher dividend yield and greater prospects for dividend growth.
The Fund may invest up to 20% of its net assets in securities of issuers domiciled outside the U.S.
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, anticipated dividend payments and financial position.